OPERATING LEASE (Tables)	12 Months Ended
Dec. 31, 2021
OPERATING LEASE
Summary of operating lease related assets and liabilities recorded on the balance sheets

	December 31,	December 31,
	2021	2020
Rights of use lease assets	$1,195,092	$353,238

Operating lease liabilities, current	515,592	351,551
Operating lease liabilities, noncurrent	537,447	—
Total operating lease liabilities	$1,053,039	$351,551

Summary of weighted average remaining lease terms and discount rates for all of operating leases

	December 31,	December 31,
	2021	2020
Remaining lease term and discount rate
Weighted average remaining lease term (years)	2.25	0.86
Weighted average discount rate	4.75%	4.75%

Summary of maturities of lease liabilities

The following is a schedule, by years, of maturities of lease liabilities as of December 31, 2021:

For the year ended December 31, 2022	$556,651
For the year ended December 31, 2023 and thereafter	555,307
Total lease payments	1,111,958
Less: imputed interest	(58,919)
Present value of lease liabilities	$1,053,039